Disaggregated revenue and Concentration (Details 1)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue Customer H Member
Concentration Risk, Percentage	11.00%	0.00%
Revenue Customer A Member
Concentration Risk, Percentage	0.00%	28.00%	30.20%	0.00%
Revenue Customer B Member
Concentration Risk, Percentage	0.00%	26.00%	13.68%	0.00%
Revenue Customer C Member
Concentration Risk, Percentage	0.00%	9.00%	10.30%	0.00%
Revenue Customer D Member
Concentration Risk, Percentage	0.00%	36.00%	19.55%	32.65%
Accounts Receivable Customer B Member
Concentration Risk, Percentage	0.00%		21.00%	0.00%
Accounts Receivable Customer D Member
Concentration Risk, Percentage	21.00%		50.00%	39.77%
Accounts Receivable Member
Concentration Risk, Percentage	65.00%		86.00%	93.59%
Accounts Receivable F [Member]
Concentration Risk, Percentage	15.00%		15.00%	0.00%
Revenue Customer E Member
Concentration Risk, Percentage	11.00%	0.00%	0.00%	44.19%
Revenue Customer F Member
Concentration Risk, Percentage	0.00%	0.00%
Revenue Customer G Member
Concentration Risk, Percentage	10.00%	0.00%
Accounts Receivable Customer E Member
Concentration Risk, Percentage	15.00%		0.00%	53.82%
Revenue Member
Concentration Risk, Percentage	32.00%	99.00%	79.52%	76.84%
Accounts Receivable Customer A Member
Concentration Risk, Percentage	0.00%		0.00%
Accounts Receivable Customer C Member
Concentration Risk, Percentage	0.00%		0.00%
Accounts Receivable Customer G Member
Concentration Risk, Percentage	0.00%		0.00%
Accounts Receivable Customer H Member
Concentration Risk, Percentage	14.00%		0.00%